Definition of Terms in Portfolio Name	Sep. 18, 2026
Fund Name Disclosure [Line Items]
Portfolio Name	Sustainable Impact Investing Trust, Series 29
Definition of Rule 35d-1 Term in Fund Name [Text Block]	It is a fundamental policy of the trust to invest, under normal circumstances, at least 80% of the value of its assets in sustainable impact investments. Sustainable impact investments include investments made on the basis of environmental, social and/or corporate governance factors using JUST company scores as described above.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to achieve its objective through investment in equity securities. The portfolio was selected by Argus Investors’ Counsel, Inc., the portfolio consultant. The portfolio consultant based its selection process in part on company scores established by JUST Capital Foundation Inc. (“JUST”). JUST polls Americans to identify the issues that matter most in defining just business behavior today and then evaluates America’s largest publicly traded companies on the issues. JUST takes a total of up to 25 individual issues into account, which are organized along five stakeholder categories: workers, customers, environment, communities, and shareholders. JUST generates scores for each issue before aggregating to obtain an overall score for companies that are included in the Russell 1000® Index. From companies that have been scored by JUST, the portfolio consultant selected the portfolio from equity securities that have a “Buy” rating from Argus Research Company, an affiliate of the portfolio consultant, and a relatively high JUST score. A “Buy” rating means that Argus Research Company estimates a security to deliver a risk-adjusted return that beats the S&P 500 Index over the next 12 months. The portfolio consultant only considered large-cap companies (which it defines as companies with market capitalizations greater than $20 billion) for inclusion in the trust’s portfolio. In selecting the final portfolio, the portfolio consultant applied a sector overlay to the remaining securities and considered the following additional factors: (i) strength of a security’s JUST score, (ii) the reasonableness of the valuation of the company, and (iii) analyst conviction.The portfolio consultant applied the selection criteria prior to the trust’s formation. As a result, it is possible that the securities do not meet certain of the selection criteria as of the trust’s initial date of deposit.